Segmental Information - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
System Fund	$ 1,373	$ 1,233	$ 1,242
Revenue	4,627	4,337	4,075
Non-current assets	2,663	2,358
Before system funds [member]
Disclosure of geographical areas [line items]
Revenue	3,254	3,104	2,833
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	265	151	74
Non-current assets	184	205
United States [member]
Disclosure of geographical areas [line items]
Revenue	1,957	1,950	1,845
Non-current assets	1,632	1,643
China [member]
Disclosure of geographical areas [line items]
Revenue	214	222	201
Rest of world [member]
Disclosure of geographical areas [line items]
Revenue	818	781	$ 713
Non-current assets	$ 847	$ 510